Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options
Outstanding, shares	661,977	790,458	879,625	664,477
Vested, shares	136,011	121,082	73,059
Exercisable, shares	136,011	121,082	73,059
Forfeited or expired, shares	(128,481)	(89,167)	(34,852)
Granted, shares			250,000
Restricted stock and restricted stock units
Non Vested, shares	709,710	701,731	450,253	372,096
Granted, shares	287,500	435,398	254,000
Vested, shares	(279,071)	(183,920)	(175,502)
Forfeited or expired, shares	(450)		(341)
Weighted average exercise price
Options
Outstanding	$ 28.2	$ 29.8	$ 32	$ 40.9
Granted			$ 12
Weighted average remaining term
Options
Weighted average remaining term	3 years 4 months 10 days	3 years 9 months 18 days	4 years 4 months 28 days	4 years 2 months 23 days
Restricted stock and restricted stock units
Weighted average remaining term	3 years 1 month 10 days	3 years 1 month 2 days	2 years 6 months 18 days	2 years 5 months 12 days
Aggregate fair value
Options
Outstanding, value	$ 5,696	$ 7,539	$ 9,804	$ 8,769
Forfeited or expired, value	(1,843)	(2,265)	(902)
Granted, value			1,937
Restricted stock and restricted stock units
Non vested, value	6,490	9,059	6,100	$ 8,186
Granted, value	863	5,530	3,048
Vested, value	(3,425)	$ (2,571)	(5,122)
Forfeited or expired, value	$ (7)		$ (12)